EQUITY (Details) - USD ($) shares in Millions, $ in Millions	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Oct. 02, 2014
Common stock
Ordinary shares, issued	961.0		957.0
Purchase of treasury shares	$ 439	$ 0
Treasury Stock Shares Acquired	7.7	0.0
Stock Repurchase Program, Authorized Amount	$ 2,100			$ 3,000
Stock Repurchase Program Remaining Authorized Repurchase Amount	2,170
Other Comprehensive Income (Loss) Net Of Tax [Abstract]
Comprehensive income attributable to Teva	$ (2,141)		$ (1,343)